TRADE RECEIVABLES (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Sales of equipment through credit cards		₪ 72
Bottom of range [Member]
Statement Line Items [Line Items]
Interest rate on trade receivables	4.47%	3.72%
Top of range [Member]
Statement Line Items [Line Items]
Interest rate on trade receivables	4.72%	4.72%